Securities Available for Sale and Securities Held to Maturity - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CreditScore		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale Gross Unrealized Losses	$ 73		$ 273
Fair Isaac & Company minimum credit score for Prime loan origination	620
Securities available for sale Amortized Cost	45,644		33,950
Securities available for sale	46,123		33,965
Cash and cash equivalents	12,663		8,679		4,931		8,241
Loan-to-deposit ratio	14.00%
Net impairment losses on securities	32	[1]	31	[1]	36	[1]
Alt-A residential mortgage backed securities
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale Amortized Cost	308
Securities available for sale	$ 269

[1]	Net impairment losses on securities include total other-than-temporary impairment losses of $15 million, $18 million, and $41 million, net of $(17) million, $(13) million, and $5 million recognized in other comprehensive income in 2012, 2011, and 2010, respectively.